Voyage Expenses and Vessel Operating Expenses - Vessel operating expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Voyage Expenses and Vessel Operating Expenses [Abstract]
Crew wages and related costs	$ 4,865	$ 4,670	$ 4,766
Insurance	661	664	607
Spares, repairs and maintenance	1,574	1,884	2,721
Lubricants	434	517	501
Stores	787	820	1,000
Other	260	327	330
Total	$ 8,581	$ 8,882	$ 9,925